Depreciation and amortization expenses (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation and amortization expenses
Schedule of components of depreciation and amortization expenses
	2023	2022	2021
	US $ in millions

Cost of voyages and related services:
Depreciation	1,449.8	1,370.3	756.3
General and administrative	22.0	26.0	22.9
	1,471.8	1,396.3	779.2